Loans and Leases (Nonaccrual Loans) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	$ 5,944,938	$ 5,220,716
Loans and leases past due over 90 days and still accruing	259,858	1,512,999
Troubled debt restructurings	1,795,642	2,121,158
Commercial Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	355,415	199,160
Loans and leases past due over 90 days and still accruing		25,284
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	4,112,605	3,351,521
Loans and leases past due over 90 days and still accruing		1,253,936
Troubled debt restructurings	1,403,187	1,967,898
Agricultural Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	52,061	78,640
Loans and leases past due over 90 days and still accruing	259,858
Agriculture Portfolio [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	19,312
Consumer Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	11,977	4,450
Loans and leases past due over 90 days and still accruing		758
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	1,393,568	1,355,060
Loans and leases past due over 90 days and still accruing		210,793
Troubled debt restructurings	$ 392,455	153,260
Home Equity Loans [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual		231,885
Loans and leases past due over 90 days and still accruing		$ 22,228